Note 10 - Subsequent Events	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

10. Subsequent Events

        On November 15, 2019, a lawsuit entitled Patrick Plumley v. Proteon Therapeutics, Inc., et al., Case No. 1:19-cv-02143-UNA, was filed in the United States District Court for the District of Delaware against the Company, ArTara, Merger Sub and the individual members of the Proteon Board. On November 30, 2019, a lawsuit entitled Jeffrey Teow v. Proteon Therapeutics, Inc., et al., Case No. 1:19-cv-06745, was filed in the United States District Court for the Eastern District of New York against the Company, ArTara, Merger Sub and the individual members of the Proteon Board. On December 2, 2019, a lawsuit entitled Neil Lanteigne v. Proteon Therapeutics, et al., Case No. 1:19-cv-12436, was filed in the United States District Court for the District of Massachusetts against the Company, ArTara, Merger Sub and the individual members of the Proteon Board. The Plumley complaint is brought as a purported class action lawsuit. All three lawsuits allege that the preliminary registration statement filed by the Company on November 7, 2019 with the SEC in connection with the proposed Merger omits material information with respect to the transactions contemplated by the Merger Agreement, rendering it false and misleading in violation of Sections 14(a) (and Rule 14a-9 promulgated thereunder) and 20(a) of the Exchange Act. The plaintiffs in each of the three lawsuits seek, among other things, injunctive relief, rescission, declaratory relief and unspecified monetary damages. The Company and ArTara intend to defend vigorously against all claims asserted.